Debt (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [Abstract]
Disclosure of detailed information about debt [Table Text Block]
	December 31,	December 31,
	2024	2023
Total debt	$92,280	$75,000

Disclosure of reconciliation of liabilities arising from financing activities [Table Text Block]
		Cash flows
	December 31,			December 31,
	2023	Proceeds	Repayment	2024
Total debt	$75,000	$44,355	$(27,075)	$92,280
Total liabilities from financing activities	$75,000	$44,355	$(27,075)	$92,280

		Cash flows
	December 31,			December 31,
	2022	Proceeds	Repayment	2023
Total debt	$40,000	$70,000	$(35,000)	$75,000

Disclosure of detailed information about debt credit facilities [Table Text Block]
	Interest rate
	(p.a.)	Current	Non-current	Total
October 2022 facility	8.51%	$20,000	$-	$20,000
January 2023 facility	8.51%	$10,000	$-	$10,000
September 2023 facility	8.75%	$7,500	$7,500	$15,000
October 2023 facility	8.95%	$10,000	$10,000	$20,000
December 2023 facility	10.45%	$10,000	$-	$10,000
Working capital facility	9.00%	$9,235	$-	$9,235
Inventory financing facilities	See below	$8,045	$-	$8,045
		$74,780	$17,500	$92,280